Stock-Based Compensation (Details 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Harvard Bioscience Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation					$ 425	$ 763
Equity Incentive Plan 2013 [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 362	$ 428	$ 1,027	$ 3,612	3,541	1,802
Research and Development [Member] | Harvard Bioscience Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation					42	66
Research and Development [Member] | Equity Incentive Plan 2013 [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	198	182	535	555	682	554
Selling and Marketing [Member] | Harvard Bioscience Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation					0	14
Selling and Marketing [Member] | Equity Incentive Plan 2013 [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation					40	94
General and Administrative [Member] | Harvard Bioscience Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation					383	683
General and Administrative [Member] | Equity Incentive Plan 2013 [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 164	$ 246	$ 492	$ 3,057	$ 2,819	$ 1,154